CRYPTOCURRENCIES - Group's cryptocurrencies (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CRYPTOCURRENCIES.
Cryptocurrencies other than USDC	$ 2,086	$ 6,088
USDC	89	99
Total cryptocurrencies	$ 2,175	$ 6,187	$ 9,582	$ 1,087